SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED LIVES (Details)	Sep. 30, 2023	Dec. 31, 2022
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years	5 years
Office Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	2 years
Electronic Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life		2 years
Electronic Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years	3 years
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years	5 years